CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
REVENUES
Revenues from mining operations	$ 459,561	$ 433,691	$ 932,495	$ 845,759
COSTS, EXPENSES AND OTHER INCOME
Production	219,906	212,754	434,941	411,321
Exploration and corporate development	34,286	17,289	57,394	34,267
Amortization of property, plant and mine development	66,310	59,235	130,863	121,164
General and administrative	32,015	24,122	65,943	59,274
Impairment loss on available-for-sale securities	11,581		11,581
Provincial capital tax	4,001		4,001
Interest expense	14,220	13,989	28,667	27,997
Interest and sundry expense (income)	23	224	(246)	(24)
Loss (gain) on derivative financial instruments	4,321	(981)	3,426	(2,332)
Loss (gain) on sale of available-for-sale securities (note 7)	6,731	(420)	6,731	(4,814)
Foreign currency translation loss (gain)	(11,009)	2,713	4,508	16,778
Income before income and mining taxes	77,176	104,766	184,686	182,128
Income and mining taxes	33,904	35,941	62,866	68,039
Net income for the period	43,272	68,825	121,820	114,089
Net income per share - basic (note 5) (in dollars per share)	$ 0.25	$ 0.41	$ 0.71	$ 0.68
Net income per share - diluted (note 5) (in dollars per share)	$ 0.25	$ 0.40	$ 0.71	$ 0.66
Cash dividends declared per common share (in dollars per share)			$ 0.40
Comprehensive income
Net income for the period	43,272	68,825	121,820	114,089
Other comprehensive loss:
Unrealized gain (loss) on derivative financial instrument hedging activities	(5,540)		1,734
Adjustments for derivative financial instruments settled during the period	527		17
Unrealized gain (loss) on available-for-sale securities	(10,477)	(3,492)	(25,496)	3,575
Adjustments for realized loss (gain) on available-for-sale securities due to dispositions during the period	6,731	(420)	6,731	(4,814)
Change in unrealized gain on pension liability	1,051	110	1,603	220
Tax effect of other comprehensive income (loss) items	1,022	535	(1,150)	(45)
Other comprehensive loss for the period	(6,686)	(3,267)	(16,561)	(1,064)
Comprehensive income for the period	$ 36,586	$ 65,558	$ 105,259	$ 113,025